EXHIBIT 99.2

John Deere Owner Trust 2014

Statement to Certificateholders

$308,000,000   Class A-1  0.20000%  Asset Backed Notes due May 01, 2015

$292,000,000   Class A-2  0.45000%  Asset Backed Notes due September 15, 2016

$313,000,000   Class A-3  0.92000%  Asset Backed Notes due April 16, 2018

$94,165,000   Class A-4  1.45000%  Asset Backed Notes due July 15, 2020

$25,829,050  Asset Backed Certificates

Payment Date:			15-Mar-16

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$17,169,490.97
		per $1,000 original principal amount:	$54.85

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$17,169,490.97

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$184,183.50
		per $1,000 original principal amount:	$0.59

		(iv) Class A-4 Notes:	$113,782.71
		per $1,000 original principal amount:	$1.21

		(v) Total:	$297,966.21

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$346,301,043.39

	(b)	Note Value at end of related Collection Period:	$343,063,906.61

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$223,069,856.69
		(ii)	A-3 Note Pool Factor:	0.7126832

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$94,165,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$25,829,049.92
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$303,349.65
		(i)	per $1,000 original principal amount:	$0.29
	(b)	Amount of Servicing Fee earned:		$303,349.65
	(c)	Amount of Servicing Fee paid:		$303,349.65
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,329,940.50
	(ii)	Specified Reserve Account Balance:		$10,329,940.50

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$4,924,814.45
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.42%

(11)	(i)	Aggregate amount of net losses for the collection period:		$181,690.38
	(ii)	Cumulative amount of net losses:		$1,842,589.59
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.17%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$621,088.33
		(ii)	% of Pool Balance:	0.17%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%